Convertible Note (Details Narrative) - USD ($)	Feb. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Percentage of convertible note interest	10.00%	10.00%	10.00%
Note conversion price per share	$ 0.025
Unamortized debt discount		$ 0	$ 8,333
Debt conversion into common stock shares	413,479
Investor [Member]
Convertible promissory note				$ 10,000
Percentage of convertible note interest				10.00%
Note conversion price per share				$ 0.025